INSURANCE CONTRACTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Liability for remaining coverage (LRC)	R$ 363,410,859	R$ 331,148,632
- Present value of future estimated cash flows on Best Estimated Liability (BEL)	333,588,968	301,644,946
- Non-financial risk adjustment (RA)	1,713,661	1,832,047
- Contract Service Margin (CSM)	24,695,113	24,414,758
- Premium allocation approach (PAA)	3,413,117	3,256,881
Liability for incurred claims	15,381,961	13,643,590
- Present value of estimated future cash flows on Best Estimated Liability (BEL)	14,898,147	13,150,546
- Non-financial risk adjustment (RA)	483,814	493,044
Total liabilities for insurance contracts	378,792,820	344,792,222
PAA [Member]
IfrsStatementLineItems [Line Items]
Liability for remaining coverage (LRC)	3,413,117	3,256,881
- Present value of future estimated cash flows on Best Estimated Liability (BEL)
- Non-financial risk adjustment (RA)
- Contract Service Margin (CSM)
- Premium allocation approach (PAA)	3,413,117	3,256,881
Liability for incurred claims	13,527,747	12,268,731
- Present value of estimated future cash flows on Best Estimated Liability (BEL)	13,109,372	11,847,634
- Non-financial risk adjustment (RA)	418,375	421,097
Total liabilities for insurance contracts	16,940,864	15,525,612
BBAVFA [Member]
IfrsStatementLineItems [Line Items]
Liability for remaining coverage (LRC)	359,997,742	327,891,751
- Present value of future estimated cash flows on Best Estimated Liability (BEL)	333,588,968	301,644,946
- Non-financial risk adjustment (RA)	1,713,661	1,832,047
- Contract Service Margin (CSM)	24,695,113	24,414,758
- Premium allocation approach (PAA)
Liability for incurred claims	1,854,214	1,374,859
- Present value of estimated future cash flows on Best Estimated Liability (BEL)	1,788,775	1,302,912
- Non-financial risk adjustment (RA)	65,439	71,947
Total liabilities for insurance contracts	R$ 361,851,956	R$ 329,266,610